Basis of presentation - Summary of Change in Presentation of the Warrants Resulted in the Following Impact to the Consolidated Statement of Cash Flows (Detail) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Impact On The Cash Flow Statement Due To Change In The Presentation Of Warrants [Line Items]
Loss before taxes			€ (211,841)		€ (32,487)	[1]	€ (32,355)
Adjustment to reconcile net loss to net cash used in operating activities			150,993
Net cash provided by/(used in) operating activities	€ (11,450)	€ (27,739)	(85,610)		70,967	[1]	20,684
Net cash provided by/(used in) investing activities	(19,223)	11,473	(15,949)		(5,059)	[1]	(13,514)
Net cash provided by/(used in) financing activities			207,883		(1,862)	[1]	23,648
Net increase in cash and cash equivalents			106,324		64,046	[1]	30,818
Cash and cash equivalents at beginning of period	103,353 [2]	103,353 [2]	103,353	[2]	39,367	[1]	8,415
Effects of exchange rate changes on cash and cash equivalents			(2,147)		(60)	[1]	134
Cash and cash equivalents at end of period			207,530		103,353	[2]	39,367	[1]
As previously reported
Disclosure Of Impact On The Cash Flow Statement Due To Change In The Presentation Of Warrants [Line Items]
Loss before taxes			(229,616)
Adjustment to reconcile net loss to net cash used in operating activities			168,768
Net cash provided by/(used in) operating activities	(28,286)	(11,716)	(85,610)		68,045		7,583
Net cash provided by/(used in) investing activities	(2,387)	(4,550)	(15,949)		(2,137)		€ (413)
Net cash provided by/(used in) financing activities			207,883
Net increase in cash and cash equivalents			106,324
Cash and cash equivalents at beginning of period	€ 103,353	€ 103,353	103,353
Effects of exchange rate changes on cash and cash equivalents			(2,147)
Cash and cash equivalents at end of period			207,530		€ 103,353
Adjustment
Disclosure Of Impact On The Cash Flow Statement Due To Change In The Presentation Of Warrants [Line Items]
Loss before taxes			17,775
Adjustment to reconcile net loss to net cash used in operating activities			€ (17,775)

[1]	See Note 2 for details regarding the revision as a result of a correction in classification of Other financial assets
[2]	See Note 2 for details regarding the change in presentation of Other financial assets